Finance Income/(Costs), net (Tables)	12 Months Ended
Dec. 31, 2023
Finance Cost Net [Abstract]
Schedule of Finance Income (Cost)	Finance Income/(Costs), net
The following table shows the breakdown of finance income and costs:

	2023 $	2022 $	2021 $
For the years ended December 31,
Finance income
Interest income from financial assets	16,012	5,799	214
Total finance income	16,012	5,799	214
Finance costs
Contractual interest expense on notes payable	(1,422)	(212)	(1,031)
Interest expense on other borrowings	(363)	(1,759)	(1,502)
Interest expense on lease liability	(1,544)	(1,982)	(2,181)
Gain/(loss) on foreign currency exchange	(94)	14	(56)
Total finance cost – contractual	(3,424)	(3,939)	(4,771)
Gain/(loss) from change in fair value of warrant liability	33	6,740	1,419
Gain/(loss) from change in fair value of preferred shares	2,617	130,825	8,362
Gain/(loss) from change in fair value of convertible debt	—	(502)	(175)
Total finance income/(costs) – fair value accounting	2,650	137,063	9,606
Total finance costs - non cash interest expense related to sale of future royalties	(10,159)	—	—
Finance income/(costs), net	5,078	138,924	5,050